Janus Henderson Global Life Sciences Fund Average Annual Total Returns - Class A C S I N T Shares [Member]		12 Months Ended	60 Months Ended	95 Months Ended	120 Months Ended	229 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%		12.17%	8.02%
MSCI World Health Care IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.83%	6.43%		8.14%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.43%	6.18%		9.30%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	22.68%	6.66%		9.15%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.35%	7.23%		9.74%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.86%	7.68%		10.20%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.99%	7.77%	10.70%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.37%	6.19%		8.59%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.51%	5.58%		7.78%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.70%	7.53%		10.04%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	Since the inception of Class N Shares on January 26, 2018.